Convertible Loans Payable	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible Loans Payable

Note 10. Convertible Loans Payable

As of December 31, 2023, the Company had convertible loans payable balance of $193,000, net of discount, of $40,541 resulting in a total of $152,459.

As of December 31, 2022, the Company has convertible loans payable balance of $218,000, net of discount of $144,336 resulting in a total of $73,664.

During the year ended December 31, 2023, the Company issued one convertible loan in the aggregate amount of $153,000. The note bears interest at 8% per annum and all matured within one year. The conversion features in the note met the definition of a derivative and required bifurcation and liability classification, at fair value. The fair value of the derivative liability as of the date of issuance was $81,530 and was recorded as a discount of the notes.

During the year ended December 31, 2022, the Company issued one convertible loan in the aggregate amount of $178,000. The note bears interest at 8% per annum and all matured within one year. The conversion features in the note met the definition of a derivative and required bifurcation and liability classification, at fair value. The fair value of the derivative liability as of the date of issuance was $175,025 and was recorded as a discount of the notes. As December 31, 2023, the note is fully converted.

The convertible loans were issued in several different forms as discussed below.

Amount
Balance of notes payable, net on December 31, 2021	$176,703
Issuances of debt	178,000
Cash settlement of debt	(150,000)
Debt discount	(175,025)
Conversions	(50,000)
Amortization of debt discount	93,986
Balance of notes payable, net on December 31, 2022	$73,664
Issuances of debt	153,000
Cash settlement of debt	—
Debt discount	(256,555)
Conversions	(33,663)
Amortization of debt discount	216,013
Balance of notes payable, net on December 31, 2023	$152,459

Derivative Liabilities

The Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted, and all additional convertible debentures and warrants are included in the value of the derivative liabilities. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion options and warrants and shares to be issued were recorded as derivative liabilities on the issuance date and revalued at each reporting period.

Based on the various convertible notes described above, the fair value of applicable derivative liabilities on notes and change in fair value of derivative liability are as follows as of December 31, 2023 and 2022:

Total
Balance as of December 31, 2021	$354,160
Change Due to Issuances	175,026
Change due to exercise / redemptions	(110,507)
Change in fair value	(234,654)
Balance as of December 31, 2022	$184,025
Change Due to Issuances	81,530
Change due to exercise / redemptions	(261,442)
Change in fair value	372,828
Balance as of December 31, 2023	$376,941

A summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the Company’s common stock purchase that are categorized within Level 3 of the fair value hierarchy for the years ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
Stock price	$0.02– 0.12	$0.04 – 0.19
Exercise price	$0.02 - 0.03	$0.02 - 0.10
Contractual term (in years)	0.49 – 1.00	0.68 – 1.00
Volatility (annual)	184% – 219%	140% – 1,313%
Risk-free rate	4.64% - 5.56%	0.51% - 4.73%

The foregoing assumptions are reviewed quarterly and are subject to change based primarily on management’s assessment of the probability of the events described occurring. Accordingly, changes to these assessments could materially affect the valuations.

Financial Liabilities Measured at Fair Value on a Recurring Basis

Financial liabilities measured at fair value on a recurring basis are summarized below and disclosed on the balance sheet under Derivative liability and derivative liabilities:

	Fair value measured at December 31, 2023
	Quoted	Significant
	prices in	other	Significant
	active markets	observable inputs	unobservable inputs	Fair value December 31,
	(Level 1)	(Level 2)	(Level 3)	2023
Derivative liability	$—	$—	$376,941	$376,941
Total	$—	$—	$376,941	$376,941

	Fair Value measured at December 31, 2022
	Quoted	Significant
	prices in	other	Significant
	active markets	observable inputs	unobservable inputs	Fair value at December 31,
	(Level 1)	(Level 2)	(Level 3)	2022
Derivative liability	$—	$—	$184,025	$184,025
Total	$—	$—	$184,025	$184,025

The fair value accounting standards define fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is determined based upon assumptions that market participants would use in pricing an asset or liability. Fair value measurements are rated on a three-tier hierarchy as follows:

•	Level 1 inputs: Quoted prices (unadjusted) for identical assets or liabilities in active markets;
•	Level 2 inputs: Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly; and
•	Level 3 inputs: Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

There were no transfers between Level 1, 2 or 3 during the years ended December 31, 2023 and 2022.

During the years ended December 31, 2023 and 2022, the Company recorded a loss of $395,556 and a gain of $234,654, respectively, from the change in fair value of derivative liability.